Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment Arrangements [Abstract]
Fair value measurements
The fair value of each option granted was estimated on closing of the business combination (note 4) using the Black-Scholes option-pricing model with the following assumptions.

Risk-free interest rate (%)	2.0%
Expected life (years)	0.8 - 2.8
Expected volatility (%) (1)	50%
Dividend per share	—
Expected forfeiture rate (%)	—
Weighted average fair value at grant date ($/option)	0.25

(1)	Expected volatility has been based on historical share volatility of the Company.

Disclosure of number and weighted average exercise prices of share options
The following tables summarize the information about the share options.

(000s, except per common share amounts)	Number of options	Weighted average exercise price
Balance, December 31, 2017	—	$—
Granted	—	—
Assumed on corporate acquisition (note 4)	9,187	6.63
Forfeited/Expired	(4,322)	6.57
Balance, December 31, 2018	4,865	$6.70

	Options Outstanding			Options Exercisable
Exercise price	Number outstanding at December 31, 2018 (000s)	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable at December 31, 2018 (000s)	Weighted average exercise price
$5.00 - $7.00	3,425	1.28	$6.28	2,007	$6.28
$7.01 - $9.00	1,440	1.04	7.68	960	7.68
Total	4,865	1.21	$6.70	2,967	$6.73

Number of share awards outstanding
The number of share awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards(1)	Total number of share awards
Balance, December 31, 2016	1,508	1,737	3,245
Granted	1,636	1,584	3,220
Vested and converted to common shares	(959)	(1,043)	(2,002)
Forfeited	(157)	(25)	(182)
Balance, December 31, 2017	2,028	2,253	4,281
Granted	2,793	2,591	5,384
Assumed on corporate acquisition(2)	302	257	559
Vested and converted to common shares	(1,682)	(1,661)	(3,343)
Forfeited	(198)	(167)	(365)
Balance, December 31, 2018	3,243	3,273	6,516

(1)	Based on underlying awards before applying the payout multiplier which can range from 0x to 2x.

(2)
Following closing of the business combination (note 4), holders of 0.3 million Raging River restricted awards and 0.3 million performance awards are entitled to receive Baytex common shares rather than Raging River common shares, after adjusting the quantity of awards outstanding based on the exchange ratio. The fair value of the vested awards was included in consideration (note 4) performance awards associated with the business combination have a fixed payout multiplier of 1.0.